Treasury Stocks	12 Months Ended
Dec. 31, 2013
TREASURY STOCKS [Abstract]
Treasury Stocks

20. TREASURY STOCKS

On November 25, 2012, the board of directors authorized the Company to acquire its shares up to an aggregate of US$20 million. Effective as of June 30, 2013, the board of directors authorized expanding the current share repurchase plan from US$20 million to US$35 million and extending the plan for another six months until May 26, 2014. Under the modified share repurchase plan, the Company may repurchase up to US$35 million worth of its outstanding ADSs over the period from November 26, 2012 through May 26, 2014. As of December 31, 2013, the Company repurchased 929,249 ADSs on the open market with an aggregate price of approximately US$8 million. The Company has $27 million remaining on the existing $35 million authorized share buyback program as of December 31, 2013. In the subsequent periods till the expiration date of repurchase plan, the Company repurchased 418,400 ADSs on the open market with an aggregate price of approximately US$4.4 million.